Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 8,509	$ 4,762	$ (9,994)
Foreign currency translation adjustments	5,591	(5,343)	(1,799)
Comprehensive income (loss)	14,100	(581)	(11,793)
Comprehensive income (loss) attributable to non-controlling interest	593	(1,536)
Comprehensive income (loss) attributable to Bright Horizons Family Solutions Inc.	13,507	955	(11,793)
Accretion of Class L preference	84,647	72,842	65,962
Comprehensive income (loss) attributable to common shareholders	(71,140)	(71,887)	(77,756)
Common Stock Class L [Member] | Nonvested [Member]
Accretion of Class L preference	79,211	71,568	64,712
Common Stock Class L [Member] | Vested [Member]
Accretion of Class L preference	$ 5,436	$ 1,274	$ 1,251